OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2019	$ 211,098
2020	196,390
2022	193,333
2021	193,333
2023 and thereafter	235,554
Total	$ 1,029,708